LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 7. LEASES

7.1. Lessor

Finance leases

The Bank has subscribed lease agreements as the lessor. These leases arrangements involve machinery and equipment, computer equipment, automobile and furniture and fixtures and their terms range between one and ten years, as follows:

As of December 31, 2019

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP

Less than 1 year	872,949	375,999
Between 1 and 5 years	11,156,112	8,725,805
Greater than 5 years	22,112,482	15,449,025
Total gross investment in finance lease receivable/ present value of minimum payments	34,141,543	24,550,829
Less: Future financial income (1)	(9,590,714)	-
Present value of payments receivable(2)	24,550,829	24,550,829
Minimum non-collectable payments impairment	(1,025,403)	(1,025,403)
Total	23,525,426	23,525,426
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments
(2)	See note 6 loans and advances to customers and financials institutions, net

As of December 31, 2018

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	735,187	526,581
Between 1 and 5 years	8,194,658	6,677,063
Greater than 5 years	22,738,577	15,994,560
Total gross investment in finance lease receivable/ present value of minimum payments	31,668,422	23,198,204
Less: Future financial income (1)	(8,470,218)	-
Present value of payments receivable	23,198,204	23,198,204
Minimum non-collectable payments impairment	(990,970)	(990,970)
Total	22,207,234	22,207,234
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments

Unsecured residual value (*)

The following table sets the unsecured residual values by type of asset as of December 31, 2019 and 2018:

Type of asset	December 31, 2019	December 31, 2018
In millions of COP
Technological equipment	27,769	25,229
Vehicles	19,330	22,680
Machinery and equipment	10,743	11,300
Furniture and fixtures	209	189
Total	58,051	59,398

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Contingent income

The following table presents the income relating to variable lease payments not included in the measurement of the net investment in the lease:

Type of asset	December 31, 2019	December 31, 2018
In millions of COP
Technological equipment	16,727	9,586
Vehicles	1,542	967
Buildings	1,484	44
Machinery and equipment	1,435	637
Furniture and fixtures	1	-
Total	21,189	11,234

As of December 31, 2019 and 2018 the financial leases amounted to COP 1,918,655 and COP 1,913,196.

Operating leases – lessor

Certain of the Bank’s subsidiaries lease assets to third parties under non-cancelable operating leases arrangements. Assets provided through operating leases are recorded as premises and equipment. The terms established for these agreements range from one to ten years.

The following table presents the information of minimum payments by lease to be received:

	December 31, 2019	December 31, 2018
In millions of COP
Less than 1 year	357,541	216,039
Between 1 and 5 years	753,653	934,816
Greater than 5 years	65,545	139,493
Total	1,176,739	1,290,348

As of December 31, 2019 and 2018 the operating leases income amounted to COP 682,525 and COP 624,062.

Risk management associated with leases

The Bank, acting as a lessor of operating leases, has a comprehensive asset management model for those assets classified as property, plant and equipment. This model includes the impairment test evaluating indicators that impact the assets, which is carried out annually. The test evaluates both external indicators (economic, environmental and legal), and internal ones (insurance, maintenance and used market sales). Moreover, the Bank performs a detailed review process at the time of return of the asset by the lessees in order to guarantee its operating conditions. Additionally, it has the participation of experts apart from the sales force, who constantly monitor the conditions of the second-hand market, and carry out back-testing in order to determine the consistency of the residual value model, and periodically review the results together with key managers. All of the above is complemented by agreements with suppliers, which allow the exchange of information, knowledge and in some cases, the structuring of residual risk mitigation mechanisms.

In order to manage the risks associated with the assets, the Bank also employs an insurance department, and engages an international broker and insurance companies. They all serve as support to design and define the strategies for the different types of protection that cover the lessor's risks, assets and customers.

Additionally, in Renting Colombia's vehicle rental business, assets are managed seeking the preservation of commercial value through the necessary maintenance, which avoids deterioration beyond that generated by regular use. Service indicators with suppliers are periodically reviewed in order to ensure their quality and compliance with the expected levels. Safe mobility strategies are also defined based on the permanent analysis of the road safety indicators. These strategies aim at ensuring the status and useful life of the asset.

7.2. Lessee

As of January 01, 2019 the Bank adopted IFRS 16, this standard establishes the principles of recognition, measurement, presentation and disclosure of leases and requires lessees to account for all their leases under the same balance sheet model similar to the accounting under IAS 17 of the Finance leases. The standard includes two recognition exemptions for lessees: leasing of low-value assets (for example, personal computers) and short-term leases (that is, leases with a term of less than 12 months and without a bargain purchase option). At the beginning of the lease, the lessee recognizes a liability for lease payments (liability for lease) and an asset that represent the right to use the underlying asset during the term of the lease (right to use the asset). The Bank used the modified retrospective adoption method, where the right-of-use assets are measured as if IFRS 16 had always been applied, using the lessee's incremental borrowing rate known at the date of transition. The change in accounting policy affected the following items in the consolidate statement of financial position as of January 01, 2019:

Concepts	January 01, 2019
Increase in right of use assets(1)	1,543,427
Net of deferred tax assets	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in retained earnings	184,248
(1)

The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S. under IAS 17 at December 31, 2018.

The Bank has subscribed lease agreements as a lessee. These arrangements involve offices, branches and administrative offices as well as some technological equipment. As of December 31, 2019, the rollforward of right of use assets was as follows:

		Roll - forward
Right of use assets	Balance at January 01, 2019	Acquisitions	Additions		Expenses depreciation (1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2019
In millions of COP
Buildings
Cost	1,487,175	125,882	179,045	(2)	-	(40,432)	(3,029)	5,425	1,754,066
Accumulated depreciation	-	-	-		(155,246)	20,769	-	171	(134,306)
Furniture and fixtures
Cost	579	3,781	-		-	(153)	(362)	(3)	3,842
Accumulated depreciation	-	-	-		(985)	78	-	1	(906)
Technological equipment
Cost	49,736	11,210	-		-	(305)	(3,663)	138	57,116
Accumulated depreciation	-	-	-		(16,833)	34	-	4	(16,795)
Vehicles
Cost	34,956	8,355	2,572		-	(11,492)	(1,283)	(5)	33,103
Accumulated depreciation	-	-	(737)		(4,645)	1,376	-	2	(4,004)
Total right of use assets – cost	1,572,446	149,228	181,617		-	(52,382)	(8,337)	5,555	1,848,127
Total right of use assets - accumulated depreciation	-	-	(737)		(177,709)	22,257	-	178	(156,011)
Total right of use assets, net	1,572,446	149,228	180,880		(177,709)	(30,125)	(8,337)	5,733	1,692,116
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Reclassification from Leasehold improvements which are an integral part of the asset by right of use during the year 2019. See Note 10 Premises and equipment, net

The following table sets forth the changes in lease liabilities as of December 31, 2019 according to IFRS 16:

Concept	Total
In millions of COP
Balance at January 01, 2019	1,848,833
(+) New contracts	135,633
(+/-) Reassessment of the lease liability	(34,755)
(-) Payments	(252,432)
(+) Accrued Interest	127,558
(+/-) Effect of changes in foreign exchange rate	6,748
Balance at December 31, 2019	1,831,585

The following table shows maturity analysis of lease liabilities as of December 31, 2019:

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	6,255	22,036	73,252	1,685,676	1,787,219
Vehicles	-	986	158	-	1,144
Technological equipment	6,510	3,956	15,343	14,692	40,501
Furniture and fixtures	-	1,323	1,398	-	2,721
Total lease liabilities	12,765	28,301	90,151	1,700,368	1,831,585

The weighted average rates and average useful life of right of use assets are as follows:

As of December 31, 2019

Right of use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	273	148	5.78%
Technological equipment	83	54	3.99%
Furniture and fixtures	45	36	6.56%
Vehicles	40	34	5.65%

As of December 31, 2019, the lease payments associated with those assets amounted to COP 252,432.

The future cash outflows of variable lease payments that are not reflected in the measurement of lease liabilities amount to COP 2,388 as of December 31, 2019.

The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2019:

Right of use assets	Financial interest (1)		Expenses depreciation (2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases (3)	Leases for which the underlying asset is of low value (3)
In millions of COP
Buildings	119,951		155,246	363	207	1,729	2,287
Vehicles	63		4,645	-	-	89	34
Technological equipment	1,766		16,833	-	-	10	1,282
Furniture and fixtures	166		985	-	-	-	3,240
Total	121,946	(4)	177,709	363	207	1,828	6,843
(1)	See Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.
(3)	See Note 26.2 Other administrative and general expenses
(4)

The amount includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 5,612.